iShares
®
Europe ETF
Schedule of Investments
(unaudited)
December 31, 2025
(Percentages shown are based on Net Assets)

Schedule of Investments
Security Shares Value
a
Common Stocks
Austria  —  0 .4%
Erste Group Bank AG ...................... 39,470 $ 4,732,823
OMV AG .............................. 18,167 1,010,947
Verbund AG ............................ 10,557 766,557
6,510,327
a
Belgium  —  1 .5%
Ageas SA/N.V. .......................... 22,180 1,553,950
Anheuser-Busch InBev SA/N.V. ............... 122,470 7,860,245
Argenx SE
(a)
............................ 7,579 6,393,215
Groupe Bruxelles Lambert N.V. ............... 9,337 830,287
KBC Group N.V. ......................... 31,114 4,052,161
Syensqo SA
(b)
........................... 8,503 681,075
UCB SA ............................... 14,877 4,145,124
25,516,057
a
Denmark  —  2 .9%
AP Moller - Maersk A.S. , Class A .............. 331 759,233
AP Moller - Maersk A.S. , Class B , NVS .......... 542 1,243,646
Carlsberg A.S. , Class B .................... 11,019 1,442,204
Coloplast A.S. , Class B
(b)
.................... 14,547 1,247,190
Danske Bank A.S. ........................ 81,627 4,076,149
DSV A.S. .............................. 24,572 6,188,613
Genmab A.S.
(a)
.......................... 8,061 2,498,780
Novo Nordisk A.S. , Class B .................. 395,802 20,074,467
Novonesis Novozymes B ................... 42,454 2,716,229
Orsted A.S.
(a) (c)
........................... 57,260 1,093,057
Pandora A.S. ........................... 9,875 1,092,036
Tryg A.S. .............................. 39,515 1,033,372
Vestas Wind Systems A.S. .................. 125,495 3,394,288
Zealand Pharma A.S.
(a)
..................... 7,779 565,162
47,424,426
a
Finland  —  1 .3%
Elisa OYJ .............................. 17,923 794,272
Fortum OYJ ............................ 56,065 1,190,591
Kesko OYJ , Class B ....................... 34,810 785,463
Kone OYJ , Class B ....................... 48,052 3,404,145
Metso OYJ ............................. 88,249 1,535,458
Neste OYJ ............................. 51,926 1,174,727
Nokia OYJ ............................. 650,356 4,192,891
Sampo OYJ , Class A ...................... 313,116 3,788,330
Stora Enso OYJ , Class R ................... 74,110 925,310
UPM-Kymmene OYJ ...................... 66,378 1,918,949
Wartsila OYJ Abp ......................... 59,144 2,093,971
21,804,107
a
France  —  16 .1%
Accor SA .............................. 26,161 1,474,863
Air Liquide SA ........................... 71,851 13,504,676
Airbus SE .............................. 76,801 17,835,018
Alstom SA
(a)
............................ 41,261 1,217,278
ArcelorMittal SA .......................... 52,812 2,425,101
Arkema SA ............................. 7,666 467,194
AXA SA ............................... 208,166 9,988,013
BNP Paribas SA ......................... 126,033 11,923,601
Bouygues SA ........................... 23,292 1,210,842
Bureau Veritas SA ........................ 43,368 1,379,659
Capgemini SE ........................... 19,034 3,160,560
Carrefour SA ............................ 69,212 1,154,842
Cie de Saint-Gobain SA .................... 57,065 5,803,047
Cie Generale des Etablissements Michelin SCA .... 87,082 2,886,436
Credit Agricole SA ........................ 138,749 2,856,545
Danone SA ............................. 79,977 7,213,846
Security Shares Value
a
France (continued)
Dassault Systemes SE ..................... 81,189 $ 2,268,277
Edenred SE ............................ 30,264 669,015
Eiffage SA ............................. 9,046 1,296,105
Engie SA .............................. 217,666 5,717,942
EssilorLuxottica SA ....................... 36,095 11,413,160
Eurofins Scientific SE ...................... 14,263 1,043,030
Euronext N.V.
(c)
.......................... 11,494 1,726,604
Gecina SA ............................. 6,402 608,015
Getlink SE ............................. 39,003 719,958
Hermes International SCA ................... 4,327 10,743,288
Kering SA .............................. 8,654 3,024,034
Legrand SA ............................ 32,384 4,814,291
L'Oreal SA ............................. 28,430 12,205,445
LVMH Moet Hennessy Louis Vuitton SE .......... 31,650 23,855,734
Orange SA ............................. 227,052 3,788,716
Pernod Ricard SA ........................ 24,851 2,127,899
Publicis Groupe SA ....................... 28,032 2,911,057
Renault SA ............................. 23,348 966,427
Safran SA .............................. 42,563 14,825,410
Sanofi SA .............................. 133,689 12,935,100
Sartorius Stedim Biotech .................... 3,353 823,569
Schneider Electric SE ...................... 67,269 18,403,132
Societe Generale SA ...................... 86,561 6,968,505
Sodexo SA ............................. 9,761 500,115
STMicroelectronics N.V. .................... 79,507 2,065,048
Teleperformance SE ....................... 6,956 503,405
Thales SA .............................. 11,133 3,003,302
TotalEnergies SE ......................... 251,896 16,423,113
Unibail-Rodamco-Westfield .................. 15,172 1,649,907
Veolia Environnement SA ................... 83,165 2,893,931
Vinci SA ............................... 62,633 8,811,403
264,206,458
a
Germany  —  13 .9%
adidas AG ............................. 22,193 4,391,684
Allianz SE , Registered ..................... 47,975 22,182,546
BASF SE .............................. 110,794 5,829,824
Bayer AG , Registered ...................... 122,726 5,323,334
Bayerische Motoren Werke AG ............... 32,361 3,509,076
Beiersdorf AG ........................... 11,417 1,253,783
Brenntag SE ............................ 14,984 869,732
Commerzbank AG ........................ 123,115 5,196,022
Continental AG .......................... 13,381 1,061,956
Daimler Truck Holding AG ................... 61,847 2,678,749
Delivery Hero SE
(a) (c)
....................... 25,440 670,597
Deutsche Bank AG , Registered ............... 241,039 9,289,430
Deutsche Boerse AG ...................... 23,426 6,156,851
Deutsche Post AG ........................ 118,934 6,484,960
Deutsche Telekom AG , Registered ............. 426,055 13,868,539
E.ON SE .............................. 273,625 5,181,068
Fresenius Medical Care AG .................. 26,039 1,243,767
Fresenius SE & Co. KGaA ................... 51,140 2,929,902
GEA Group AG .......................... 18,110 1,223,914
Hannover Rueck SE ....................... 7,465 2,322,967
Heidelberg Materials AG .................... 15,990 4,145,516
Henkel AG & Co. KGaA .................... 11,934 908,251
Infineon Technologies AG ................... 162,264 7,079,731
LEG Immobilien SE ....................... 9,209 671,666
Mercedes-Benz Group AG ................... 89,443 6,200,375
Merck KGaA ............................ 16,098 2,297,557
MTU Aero Engines AG ..................... 6,597 2,734,641
Muenchener Rueckversicherungs-Gesellschaft AG in
Muenchen , Registered ................... 16,213 10,669,554
QIAGEN N.V. ........................... 27,484 1,249,888

Schedule of Investments
(unaudited) (continued)
December 31, 2025
iShares
®
Europe ETF
(Percentages shown are based on Net Assets)

Security Shares Value
a
Germany (continued)
Rheinmetall AG .......................... 5,692 $ 10,384,450
RWE AG .............................. 83,007 4,398,279
SAP SE ............................... 126,522 30,740,864
Siemens AG , Registered .................... 91,325 25,577,974
Siemens Energy AG
(a)
...................... 89,752 12,591,178
Siemens Healthineers AG
(c)
.................. 36,408 1,908,420
Symrise AG ............................ 16,231 1,315,060
Volkswagen AG .......................... 3,598 439,411
Vonovia SE ............................. 103,580 2,980,967
Zalando SE
(a) (c)
.......................... 27,399 808,464
228,770,947
a
Ireland  —  0 .7%
AIB Group PLC .......................... 268,791 2,873,469
Bank of Ireland Group PLC .................. 117,040 2,238,425
Kerry Group PLC , Class A ................... 20,173 1,843,462
Kingspan Group PLC ...................... 18,846 1,623,940
Ryanair Holdings PLC ..................... 65,642 2,263,177
10,842,473
a
Italy  —  5 .0%
Banca Monte dei Paschi di Siena SpA ........... 267,681 2,850,052
Banco BPM SpA ......................... 185,725 2,820,220
BPER Banca SpA ........................ 171,326 2,315,039
Enel SpA .............................. 956,300 9,942,970
Eni SpA ............................... 256,087 4,854,416
Ferrari N.V. ............................. 15,120 5,618,805
FinecoBank Banca Fineco SpA ............... 76,011 1,969,411
Generali ............................... 130,732 5,463,083
Intesa Sanpaolo SpA ...................... 1,901,421 13,139,015
Leonardo SpA ........................... 49,234 2,816,211
Moncler SpA ............................ 28,036 1,792,066
Poste Italiane SpA
(c)
....................... 56,466 1,417,515
Prysmian SpA ........................... 36,606 3,651,715
Snam SpA ............................. 256,122 1,701,897
Stellantis N.V. ........................... 250,915 2,747,695
Telecom Italia SpA
(a)
....................... 1,364,744 819,875
Tenaris SA ............................. 41,661 803,885
Terna - Rete Elettrica Nazionale ............... 175,766 1,869,921
UniCredit SpA ........................... 192,951 15,981,493
82,575,284
a
Netherlands  —  7 .2%
ABN AMRO Bank N.V., CVA
(c)
................ 71,343 2,492,644
Adyen N.V.
(a) (c)
........................... 3,899 6,287,428
Aegon Ltd. ............................. 138,762 1,079,055
Akzo Nobel N.V. ......................... 21,405 1,489,370
ASM International N.V. ..................... 5,774 3,495,549
ASML Holding N.V. ....................... 48,163 51,896,603
ASR Nederland N.V. ....................... 19,498 1,387,298
BE Semiconductor Industries N.V. ............. 9,167 1,433,132
DSM-Firmenich AG ....................... 30,978 2,498,991
EXOR N.V. ............................. 11,545 980,681
Heineken Holding N.V. ..................... 14,069 1,030,228
Heineken N.V. ........................... 34,029 2,807,628
IMCD N.V. ............................. 7,275 660,296
ING Groep N.V. .......................... 352,427 9,906,099
Koninklijke Ahold Delhaize N.V. ............... 112,597 4,617,252
Koninklijke KPN N.V. ...................... 482,665 2,255,357
Koninklijke Philips N.V. ..................... 97,059 2,642,838
Magnum Ice Cream Co. N.V. (The)
(a)
............ 60,577 961,485
NN Group N.V. .......................... 32,778 2,528,646
Prosus N.V. , Class N
(a)
..................... 164,367 10,177,433
Randstad N.V. ........................... 14,802 561,959
Universal Music Group N.V.
(b)
................. 129,337 3,371,794
Security Shares Value
a
Netherlands (continued)
Wolters Kluwer N.V. ....................... 29,476 $ 3,053,018
117,614,784
a
Norway  —  0 .8%
Aker BP ASA ............................ 36,386 925,884
DNB Bank ASA .......................... 104,544 2,912,676
Equinor ASA ............................ 104,504 2,464,393
Kongsberg Gruppen ASA ................... 54,266 1,390,580
Mowi ASA .............................. 54,515 1,311,354
Norsk Hydro ASA ......................... 164,878 1,272,721
Orkla ASA .............................. 93,311 1,039,087
Telenor ASA ............................ 79,351 1,154,115
Yara International ASA ..................... 20,503 839,024
13,309,834
a
Portugal  —  0 .2%
EDP SA ............................... 371,346 1,710,340
Galp Energia SGPS SA , Class B .............. 52,263 899,986
Jeronimo Martins SGPS SA .................. 34,075 810,860
3,421,186
a
Spain  —  5 .9%
ACS Actividades de Construccion y Servicios SA ... 24,535 2,435,474
Aena SME SA
(c)
.......................... 90,270 2,522,221
Amadeus IT Group SA ..................... 55,489 4,106,797
Banco Bilbao Vizcaya Argentaria SA ............ 712,033 16,702,300
Banco de Sabadell SA ..................... 656,651 2,587,763
Banco Santander SA ...................... 1,847,015 21,740,270
CaixaBank SA ........................... 474,933 5,806,589
Cellnex Telecom SA
(c)
...................... 72,688 2,340,674
Enagas SA ............................. 27,104 418,864
Endesa SA ............................. 38,773 1,395,688
Ferrovial SE ............................ 59,911 3,881,672
Grifols SA , Class A ........................ 36,204 452,538
Iberdrola SA ............................ 762,704 16,515,128
Industria de Diseno Textil SA ................. 138,424 9,131,092
Naturgy Energy Group SA ................... 28,061 854,411
Redeia Corp. SA ......................... 51,048 910,021
Repsol SA ............................. 142,952 2,667,257
Telefonica SA ........................... 497,673 2,042,922
96,511,681
a
Sweden  —  5 .1%
AddTech AB , Class B ...................... 31,616 1,113,471
Alfa Laval AB ........................... 36,605 1,835,423
Assa Abloy AB , Class B .................... 123,076 4,754,529
Atlas Copco AB , Class A .................... 311,847 5,551,677
Atlas Copco AB , Class B .................... 193,467 3,092,900
Boliden AB
(a)
............................ 35,204 1,950,170
Epiroc AB , Class A ........................ 76,384 1,721,838
Epiroc AB , Class B ........................ 47,062 946,821
EQT AB ............................... 45,967 1,795,748
Essity AB , Class B ........................ 73,006 2,099,021
Evolution AB
(c)
........................... 18,075 1,227,319
Getinge AB , Class B ....................... 27,675 653,399
H & M Hennes & Mauritz AB , Class B ........... 59,488 1,192,371
Hexagon AB , Class B ...................... 259,876 3,061,001
Industrivarden AB , Class A .................. 17,550 786,211
Industrivarden AB , Class C .................. 19,480 871,988
Investor AB , Class B ....................... 225,612 8,039,814
Lifco AB , Class B ......................... 28,466 1,078,825
Nibe Industrier AB , Class B .................. 193,975 741,446
Nordea Bank Abp ........................ 430,129 8,091,779
Saab AB , Class B ........................ 39,071 2,266,908
Sandvik AB ............................. 132,753 4,288,066

iShares
®
Europe ETF
Schedule of Investments
(unaudited) (continued)
December 31, 2025
(Percentages shown are based on Net Assets)

Schedule of Investments
Security Shares Value
a
Sweden (continued)
Skandinaviska Enskilda Banken AB , Class A ...... 187,804 $ 3,959,600
Skanska AB , Class B ...................... 43,486 1,184,920
SKF AB , Class B ......................... 41,800 1,106,396
SSAB AB , Class B ........................ 74,291 556,251
Svenska Cellulosa AB SCA , Class B ............ 71,734 951,324
Svenska Handelsbanken AB , Class A ........... 190,478 2,759,556
Swedbank AB , Class A ..................... 112,303 3,896,355
Tele2 AB , Class B ........................ 68,034 1,140,018
Telefonaktiebolaget LM Ericsson , Class B ........ 361,425 3,517,400
Telia Co. AB ............................ 290,467 1,241,446
Trelleborg AB , Class B ..................... 22,029 931,199
Volvo AB , Class B ........................ 198,302 6,310,886
84,716,076
a
Switzerland  —  14 .6%
ABB Ltd. , Registered ...................... 192,200 14,168,503
Adecco Group AG , Registered ................ 20,051 577,469
Alcon AG .............................. 62,020 4,907,521
Barry Callebaut AG , Registered ............... 442 722,630
Chocoladefabriken Lindt & Spruengli AG , Participation
Certificates , NVS ....................... 124 1,811,872
Chocoladefabriken Lindt & Spruengli AG , Registered . 14 2,053,183
Cie Financiere Richemont SA , Class A, Registered .. 66,649 14,372,918
Galderma Group AG ....................... 18,544 3,776,164
Geberit AG , Registered ..................... 3,858 2,996,208
Givaudan SA , Registered ................... 1,006 3,979,984
Helvetia Baloise Holding AG ................. 9,458 2,487,578
Holcim AG
(a)
............................ 62,577 6,091,890
Julius Baer Group Ltd. ..................... 25,200 1,968,895
Kuehne + Nagel International AG , Registered ...... 6,680 1,432,560
Logitech International SA , Registered ........... 18,527 1,880,823
Lonza Group AG , Registered ................. 8,668 5,844,136
Nestle SA , Registered ..................... 319,702 31,733,340
Novartis AG , Registered .................... 235,904 32,506,600
Partners Group Holding AG .................. 2,681 3,289,535
Roche Holding AG , Bearer .................. 3,579 1,511,362
Roche Holding AG , NVS .................... 87,176 36,001,086
Sandoz Group AG ........................ 54,780 3,977,366
Schindler Holding AG , Participation Certificates , NVS 5,035 1,893,487
Schindler Holding AG , Registered .............. 2,458 869,743
SGS SA , Registered ....................... 20,570 2,359,538
SIG Group AG
(a) (b)
........................ 41,805 596,303
Sika AG , Registered ....................... 19,804 4,020,716
Sonova Holding AG , Registered ............... 6,180 1,598,560
Straumann Holding AG , Registered ............. 14,095 1,646,351
Swatch Group AG (The) , Bearer ............... 3,469 729,377
Swatch Group AG (The) , Registered ............ 6,810 293,405
Swiss Life Holding AG , Registered ............. 3,533 4,069,464
Swiss Prime Site AG , Registered .............. 10,062 1,562,304
Swiss Re AG ............................ 36,817 6,133,331
Swisscom AG , Registered ................... 3,124 2,269,140
Temenos AG , Registered ................... 6,919 688,108
UBS Group AG , Registered .................. 377,932 17,450,848
VAT Group AG
(c)
......................... 3,353 1,609,775
Zurich Insurance Group AG .................. 18,164 13,744,738
239,626,811
a
United Kingdom  —  23 .4%
3i Group PLC ........................... 120,719 5,293,384
Aberdeen Group PLC ...................... 229,016 631,846
Admiral Group PLC ....................... 33,512 1,433,572
Anglo American PLC , NVS .................. 146,652 6,065,894
Antofagasta PLC ......................... 41,489 1,822,426
Ashtead Group PLC ....................... 52,858 3,603,817
Associated British Foods PLC ................ 35,708 1,019,940
Security Shares Value
a
United Kingdom (continued)
AstraZeneca PLC ........................ 191,704 $ 35,476,606
Auto Trader Group PLC
(c)
................... 107,725 849,882
Aviva PLC ............................. 377,296 3,469,207
BAE Systems PLC ........................ 372,954 8,583,559
Barclays PLC ........................... 1,745,627 11,173,984
Barratt Redrow PLC ....................... 174,847 898,222
Berkeley Group Holdings PLC ................ 12,449 655,206
BP PLC ............................... 1,957,930 11,418,577
British American Tobacco PLC ................ 246,836 13,993,300
British Land Co. PLC (The) .................. 127,472 691,714
BT Group PLC .......................... 696,699 1,726,031
Bunzl PLC ............................. 40,536 1,131,927
Burberry Group PLC
(a)
..................... 42,900 729,474
Centrica PLC ........................... 585,441 1,334,840
Coca-Cola HBC AG , Class DI
(a)
............... 24,725 1,279,112
Compass Group PLC ...................... 210,313 6,663,781
Croda International PLC .................... 16,992 616,433
DCC PLC .............................. 12,018 748,706
Diageo PLC ............................ 274,719 5,919,624
Diploma PLC ........................... 16,164 1,150,039
Entain PLC ............................. 81,146 834,120
Experian PLC ........................... 113,119 5,100,146
Glencore PLC
(a)
.......................... 1,194,948 6,532,376
GSK PLC .............................. 505,093 12,383,474
Haleon PLC ............................ 1,104,073 5,579,302
Halma PLC ............................. 46,951 2,228,523
HSBC Holdings PLC ...................... 2,131,155 33,535,712
ICG PLC .............................. 35,007 965,360
IMI PLC ............................... 29,642 988,765
Imperial Brands PLC ...................... 94,469 3,966,771
Informa PLC ............................ 162,057 1,922,843
InterContinental Hotels Group PLC ............. 19,043 2,676,090
Intertek Group PLC ....................... 19,099 1,184,455
J Sainsbury PLC ......................... 201,416 882,371
Johnson Matthey PLC ..................... 21,637 620,704
Kingfisher PLC .......................... 215,218 905,972
Land Securities Group PLC .................. 92,215 771,062
Legal & General Group PLC ................. 705,989 2,484,796
Lloyds Banking Group PLC .................. 7,323,167 9,686,458
London Stock Exchange Group PLC ............ 58,667 7,056,968
M&G PLC .............................. 268,925 1,035,310
Marks & Spencer Group PLC ................. 251,054 1,117,200
Melrose Industries PLC ..................... 150,372 1,185,975
Mondi PLC ............................. 55,853 681,418
National Grid PLC ........................ 614,474 9,425,096
NatWest Group PLC ....................... 999,411 8,767,112
Next PLC .............................. 14,286 2,630,055
Pearson PLC ........................... 81,955 1,158,764
Persimmon PLC ......................... 38,310 700,259
Phoenix Group Holdings PLC ................ 100,785 997,756
Prudential PLC .......................... 319,449 4,914,109
Reckitt Benckiser Group PLC ................. 83,550 6,760,813
RELX PLC ............................. 227,193 9,152,883
Rentokil Initial PLC ........................ 293,076 1,748,635
Rightmove PLC .......................... 96,914 677,110
Rio Tinto PLC ........................... 132,232 10,651,422
Rolls-Royce Holdings PLC .................. 1,043,585 16,139,789
Sage Group PLC (The) ..................... 119,301 1,735,171
Schroders PLC .......................... 110,558 604,361
Segro PLC ............................. 168,164 1,629,194
Severn Trent PLC ........................ 32,491 1,220,072
Shell PLC .............................. 715,174 26,355,776
Smith & Nephew PLC ...................... 108,855 1,810,361
Smiths Group PLC ........................ 41,335 1,307,436

Schedule of Investments
(unaudited) (continued)
December 31, 2025
iShares
®
Europe ETF
(Percentages shown are based on Net Assets)

Security Shares Value
a
United Kingdom (continued)
Spirax Group PLC ........................ 9,201 $ 840,944
SSE PLC .............................. 149,306 4,377,341
St. James's Place PLC ..................... 66,549 1,236,108
Standard Chartered PLC .................... 234,845 5,730,321
Taylor Wimpey PLC ....................... 440,331 637,162
Tesco PLC ............................. 810,909 4,822,338
Unilever PLC ........................... 269,232 17,590,868
United Utilities Group PLC ................... 84,738 1,361,437
Vodafone Group PLC ...................... 2,521,287 3,360,899
Weir Group PLC (The) ..................... 31,733 1,212,930
Whitbread PLC .......................... 21,939 751,963
Wise PLC , Class A
(a)
....................... 85,925 1,029,383
WPP PLC .............................. 131,004 588,501
384,633,643
a
Total Common Stocks — 99.0%
(Cost: $ 1,415,468,359 ) ............................... 1,627,484,094
a
Preferred Stocks
Germany  —  0 .5%
Bayerische Motoren Werke AG , Preference Shares ,
NVS ................................ 6,489 691,470
Dr Ing hc F Porsche AG , Preference Shares , NVS
(b) (c)
13,619 725,379
Henkel AG & Co. KGaA , Preference Shares , NVS ... 20,381 1,662,780
Porsche Automobil Holding SE , Preference Shares ,
NVS ................................ 19,574 913,233
Sartorius AG , Preference Shares , NVS .......... 3,028 871,956
Volkswagen AG , Preference Shares , NVS ........ 25,662 3,131,756
7,996,574
a
Security Shares Value
a
Italy  —  0 .0%
Telecom Italia SpA , Preference Shares , NVS
(a)
..... 788,847 $ 574,169
a
Total Preferred Stocks — 0.5%
(Cost: $ 14,482,108 ) ................................. 8,570,743
a
Total Long-Term Investments — 99.5%
(Cost: $ 1,429,950,467 ) ............................... 1,636,054,837
a
Short-Term Securities
Money Market Funds  —  0 .3%
BlackRock Cash Funds: Institutional, SL Agency
Shares , 3.89%
(d) (e) (f)
...................... 5,009,846 5,012,351
BlackRock Cash Funds: Treasury, SL Agency Shares ,
3.72%
(d) (e)
............................ 713,390 713,390
a
Total Short-Term Securities — 0.3%
(Cost: $ 5,725,739 ) .................................. 5,725,741
Total Investments —  99.8%
(Cost: $ 1,435,676,206 ) ............................... 1,641,780,578
Other Assets Less Liabilities — 0 .2% ...................... 2,656,154
Net Assets — 100.0% ................................. $ 1,644,436,732
(a)
Non-income producing security.
(b)
All or a portion of this security is on loan.
(c)
Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.
(d)
Affiliate of the Fund.
(e)
Annualized 7-day yield as of period end.
(f)
All or a portion of this security was purchased with the cash collateral from loaned securities.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended December 31, 2025 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer
Value at
03/31/25
Purchases
at Cost
Proceeds
from Sale s
Net Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
12/31/25
  Shares Held
at 12/31/25 Income
  Capital
Gain
Distributions
from
Underlying
Funds
BlackRock Cash
Funds: Institutional,
SL Agency Shares $ 192,009  $ 4,820,453
(a)
$ —  $ (116) $ 5  $ 5,012,351  5,009,846  $ 26,142
(b)
$ —
BlackRock Cash
Funds: Treasury, SL
Agency Shares . 1,970,000  —  (1,256,610)
(a)
—  —  713,390  713,390  42,957  —
$ (116) $ 5
$ 5,725,741
$ 69,099  $ —
(a)
Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of collateral investment fees, and other payments to and from borrowers of securities.

iShares
®
Europe ETF
Schedule of Investments
(unaudited) (continued)
December 31, 2025

Schedule of Investments
Derivative Financial Instruments Outstanding as of Period End
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
Level 1 – Unadjusted price quotations in active markets/exchanges that the Fund has the ability to access for identical assets or liabilities;
Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly; and
Level 3 – Inputs that are unobservable and significant to the entire fair value measurement for the asset or liability (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.
The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds that may not have a secondary market and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
Futures Contracts
Description
Number of
Contracts
Expiration
Date
Notional
Amount
(000)
Value/
Unrealized
Appreciation
(Depreciation)
Long Contracts
Euro STOXX 50 Index .................................................................. 73 03/20/26 $ 5,011 $ 27,564
FTSE 100 Index ...................................................................... 22 03/20/26 2,938 34,461
$ 62,025
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
Common Stocks ......................................... $ 5,599,082  $ 1,621,885,012  $ —  $ 1,627,484,094
Preferred Stocks ......................................... —  8,570,743  —  8,570,743
Short-Term Securities
Money Market Funds ...................................... 5,725,741  —  —  5,725,741
$ 11,324,823  $ 1,630,455,755  $ —  $ 1,641,780,578
Derivative Financial Instruments
(a)
Assets
Equity Contracts ........................................... $ 62,025  $ —  $ —  $ 62,025
(a)
Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.
Portfolio Abbreviation
NVS Non-Voting Shares